UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Global
Smaller Companies
Fund
February 28, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended February 28, 2023, global
equities rose despite continued challenges resulting from
elevated inflation and higher interest rates. The price of
oil fell, and several other commodities that were disrupted
by Russia’s invasion of Ukraine stabilized at or near their
pre-war prices, easing inflationary pressure. China ended its restrictive zero-COVID policy, prompting investor optimism
that a return to normal conditions would benefit global
growth. In this environment, small-capitalization stocks in
global developed and emerging markets, as measured by
the MSCI All Country World Index Small Cap Index-NR
(net of tax withholding when dividends are paid), posted a
+5.61% total return for the period.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Global Smaller Companies Fund’s semiannual
report includes more detail about prevailing conditions and
a discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2023, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Global Smaller Companies Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 17
Notes to Financial Statements 21
Shareholder Information 31
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton Global Smaller Companies Fund
This semiannual report for Templeton Global Smaller
Companies Fund covers the period ended February 28,
2023.
Your Fund’s Goal and Main Investments
The Fund seeks to achieve long-term capital growth. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of smaller companies located anywhere in the world. For this Fund, smaller companies
are companies with market capitalizations not exceeding the
lesser of the highest float-adjusted market capitalization in the Fund's benchmark, the MSCI All Country World Index
(ACWI) Small Cap Index-NR, or $10 billion, at the time of
purchase. The Fund may invest a significant amount of its
assets in the securities of companies located in emerging
markets, will invest its assets in issuers located in at least three different countries (including the U.S.) and will invest at least 40% of its net assets in foreign securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +9.27% cumulative total return. In comparison,
the MSCI ACWI Small Cap Index-NR, which measures
performance of small capitalization companies in global
developed and emerging markets, posted a +5.61%
cumulative total return for the same period.
1
Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a +3.32% total
return for the six months ended February 28, 2023.
1
Despite
continued challenges from elevated inflation and higher
interest rates, stocks gained amid signs of resilience in
the global economy. The price of oil fell, and several other commodities that were disrupted by Russia’s invasion of
Ukraine stabilized at or near their pre-war prices, easing
inflationary pressure. China ended its restrictive zero-COVID policy, prompting investor optimism that a return to normal
conditions would benefit global growth.
In the U.S., gross domestic product growth resumed in
the second half of 2022, rebounding from contractions
in the first two quarters of the year. Increasing consumer
and government spending, rising inventories and strong
nonresidential fixed investment boosted economic growth.
Meanwhile, inflation, which remained heightened relative
to recent decades, showed signs of easing. The annual
inflation rate, as measured by the consumer price index,
declined each month from September 2022 through January
2023.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate four times during the period to end at a range of 4.50%–4.75%. The Fed
slowed the pace of its interest rate increases from 75 basis points (bps) at its September and November 2022 meetings
to 50 bps in December and 25 bps in February 2023. At its
February meeting, the Fed noted that although inflation has
eased somewhat, it remained elevated, and job growth was
robust while the unemployment rate continued to be low.
Geographic Composition
2/28/23
% of Total
Net Assets
North America 44.2%
Europe 28.4%
Asia 19.1%
Latin America & Caribbean 3.6%
Short-Term Investments & Other Net Assets 4.7%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
13
.

Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
Furthermore, the Fed maintained its policy of reducing its
accumulated bond holdings and decreasing the size of its
balance sheet.
Economies in the eurozone maintained a slow growth rate in
2022’s third and fourth quarters. The European Central Bank
continued to raise interest rates during the six-month period, opting to increase its benchmark rate at each of its four
meetings to fight growing inflation. While the ongoing war in
Ukraine and subsequent sanctions against Russia disrupted
the supply of natural gas to Europe, alternate supplies
and reduced industrial consumption helped maintain gas
inventories at historically high levels. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a +17.69% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -0.05% total return for the six-month period.
1
China’s
economy grew on an annual basis in the third and fourth
quarters of 2022. In December 2022, China loosened
its strict zero-COVID policy, lifting a potential barrier to continued growth and driving gains in China’s equity market.
Japan’s economy weakened in 2022’s third quarter before
returning to modest growth in the fourth quarter, driven by
rising private consumption amid loosened border controls.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -2.29% total return
for the six months under review.
1
Concerns that continued
strength in the U.S. economy could keep Fed monetary
policy tight negatively impacted stocks in developing nations.
Stocks in these countries are negatively impacted by high
interest rates in the U.S., which increase the yield of some
U.S.-based assets, making them relatively more attractive to investors.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value
and cash flow potential. We also consider the company’s
price/earnings ratio, profit margins and liquidation value. We may consider selling a security when we believe the security has become overvalued due to either its price appreciation
or changes in the company’s fundamentals, when we believe
that the market capitalization of a security has become
too large, or when we believe another security is a more
attractive investment opportunity.
Manager’s Discussion
The Fund outperformed its benchmark index for the period.
Outperformance was due primarily to stock selection, which
is encouraging, as we expect our brand of fundamental
value investing to benefit from normalizing market conditions following a protracted period of ultra-loose monetary policy and unprecedented fiscal stimulus. Our focus on value at
the individual security level helped the Fund deliver strong absolute and relative performance.
At the sector level, consumer discretionary, health care
and industrials were the largest contributors to relative
performance for the period.
Top 10 Countries
2/28/23
a
% of Total
Net Assets
a a
United States 42.3%
Japan 9.1%
Italy 6.1%
Taiwan 5.4%
Switzerland 5.0%
Germany 4.9%
United Kingdom 3.9%
Sweden 2.4%
Bahamas 1.9%
Canada 1.8%
Top 10 Holdings
2/28/23
Company
Industry , Country
% of Total
Net Assets
a a
Asics Corp. 2.1%
Textiles, Apparel & Luxury Goods, Japan
Alamo Group, Inc. 2.0%
Machinery, United States
Brunello Cucinelli SpA 2.0%
Textiles, Apparel & Luxury Goods, Italy
Bucher Industries AG 2.0%
Machinery, Switzerland
Interpump Group SpA 2.0%
Machinery, Italy
OneSpaWorld Holdings Ltd. 1.9%
Diversified Consumer Services, Bahamas
TriMas Corp. 1.9%
Containers & Packaging, United States
Huntington Bancshares, Inc. 1.8%
Banks, United States
TrustCo Bank Corp. 1.8%
Thrifts & Mortgage Finance, United States
Barco NV 1.8%
Electronic Equipment, Instruments &
Components, Belgium

Templeton Global Smaller Companies Fund

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Semiannual Report
From consumer discretionary, Brunello Cucinelli (BC), an
Italy-based luxury fashion company, was the top stock
contributor for the period. The company reported strong
results in 2022, benefiting from its European cost base and
high U.S. sales exposure during a time of strength for the
U.S. dollar. We continue to believe in BC's unique positioning and ability to achieve its targets. Margins continue to
improve from pandemic lows, with positive mix-shift effects
from a focus on retail over wholesale and Asia and North
America over Europe. We believe the evergreen nature of
its merchandise will continue to set BC apart in an economic downturn.
Asics, a Japan-based global company providing shoes,
sportswear and other sporting goods to athletes around
the world, was another substantial contributor from the
consumer discretionary sector. The company’s competitive
advantage is its focus on high-end and high-quality running
shoes, which has helped Asics grow internationally by
gaining recognition as a market leader in quality.
Interpump Group, an Italian company specializing in
the production of high-pressure water pumps, was the
top contributor to industrials returns. The company has
benefited from a successful merger-and-acquisition strategy.
Interpump’s ability to implement a large number of bolt-on
acquisitions of family-owned companies at limited multiples
is due to its soft integration method, which is different from that of larger multinational or private equity groups. Brands are preserved, and the existing management is typically
retained and incentivized. We believe this well-established
method, in addition to Interpump’s focus on well-run
companies, reduces integration risk.
In contrast, stock selection in the materials and consumer
staples sectors detracted from relative performance.
Brazilian consumer staples stocks M Dias Branco and
Camil Alimentos, as well as consumer discretionary stock
Alpargatas, were impacted by investor concerns over
President-elect Luiz Inacio Lula da Silva’s announced plans
to prioritize social spending over market concerns.
Elsewhere, U.S.-based NCR was a significant detractor
from relative returns. NCR is the leading global provider
of assisted-service and self-service solutions for banks,
retailers and restaurants. During the period, NCR announced
plans to separate into two public companies: a cash-
generative automated teller machine-based unit and a faster
growing commerce-based unit. This disappointed investors,
who were expecting a whole-company sale to private equity,
resulting in the shares selling off despite already low
valuation levels. This does not change the long-term
attractiveness of NCR, in our view. We believe the market
has not given NCR credit for transitioning its revenue mix
from a low-growth hardware company to a faster growing,
more profitable software and services provider with high
recurring revenue. The long-term secular drivers of self-
checkout, reduction of labor costs, and outsourcing are even more compelling to us in an environment of high inflation and a weak economy.
Regionally, relative contributors included stock selection
and an overweight in the eurozone, stock selection and an
underweight in the U.S. and stock selection in Japan. In
contrast, stock selection in Latin America and non-eurozone
Europe detracted.
Thank you for your continued participation in Templeton
Global Smaller Companies Fund. We look forward to serving
your future investment needs.
Harlan B. Hodes
Lead Portfolio Manager
David A. Tuttle, CFA
Kyle Denning, CFA
Katie Ylijoki, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2023
Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +9.27% +3.26%
1-Year -11.29% -16.16%
5-Year +8.98% +0.59%
10-Year +67.50% +4.69%
Advisor
6-Month +9.41% +9.41%
1-Year -11.13% -11.13%
5-Year +10.31% +1.98%
10-Year +71.89% +5.57%
See page 7 for Performance Summary footnotes.

Templeton Global Smaller Companies Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. In addition, smaller company stocks have historically exhibited greater price volatility than larger company stocks, particularly over the short term. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Special risks are associated with foreign invest-
ing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–2/28/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0585 $0.1970 $0.2555
C – $0.1970 $0.1970
R6 $0.0970 $0.1970 $0.2940
Advisor $0.0840 $0.1970 $0.2810
Total Annual Operating Expenses
5
Share Class
A 1.31%
Advisor 1.06%

Your Fund’s Expenses
Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,092.70 $6.84 $1,018.25 $6.60 1.32%
C $1,000 $1,089.10 $10.72 $1,014.53 $10.34 2.07%
R6 $1,000 $1,094.70 $4.89 $1,020.12 $4.72 0.94%
Advisor $1,000 $1,094.10 $5.55 $1,019.49 $5.35 1.07%

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.24 $12.67 $9.16 $8.66 $10.39 $9.92
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.05 0.06 0.04 0.08 0.07
Net realized and unrealized gains (losses) 0.74 (3.30) 3.72 0.67 (1.09) 0.86
Total from investment operations ........ 0.75 (3.25) 3.78 0.71 (1.01) 0.93
Less distributions from:
Net investment income .............. (0.06) (0.03) (0.08) (0.09) (0.07) (0.07)
Net realized gains ................. (0.20) (1.15) (0.19) (0.12) (0.65) (0.39)
Total distributions ................... (0.26) (1.18) (0.27) (0.21) (0.72) (0.46)
Net asset value, end of period .......... $8.73 $8.24 $12.67 $9.16 $8.66 $10.39
Total return
c
....................... 9.27% (27.76)% 41.91% 8.08% (8.86)% 9.23%
Ratios to average net assets
d
Expenses
e
........................ 1.32% 1.31% 1.31% 1.38% 1.33% 1.33%
f
Net investment income ............... 0.29% 0.51% 0.55% 0.45% 0.87% 0.72%
Supplemental data
Net assets, end of period (000’s) ........ $822,267 $799,689 $1,203,490 $921,018 $998,891 $1,177,880
Portfolio turnover rate ................ 5.64% 13.80% 20.47% 16.81% 18.87% 32.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.64 $11.88 $8.60 $8.15 $9.82 $9.41
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.02) (0.03) (0.02) (0.03) 0.01 (—)
c
Net realized and unrealized gains (losses) 0.68 (3.06) 3.49 0.63 (1.03) 0.80
Total from investment operations ........ 0.66 (3.09) 3.47 0.60 (1.02) 0.80
Less distributions from:
Net investment income .............. — — (—)
c
(0.03) — —
Net realized gains ................. (0.20) (1.15) (0.19) (0.12) (0.65) (0.39)
Total distributions ................... (0.20) (1.15) (0.19) (0.15) (0.65) (0.39)
Net asset value, end of period .......... $8.10 $7.64 $11.88 $8.60 $8.15 $9.82
Total return
d
....................... 8.91% (28.25)% 40.84% 7.25% (9.60)% 8.39%
Ratios to average net assets
e
Expenses
f
......................... 2.07% 2.06% 2.06% 2.13% 2.08% 2.08%
g
Net investment income (loss) .......... (0.45)% (0.28)% (0.23)% (0.32)% 0.12% (0.03)%
Supplemental data
Net assets, end of period (000’s) ........ $5,743 $6,116 $11,344 $11,509 $17,373 $38,345
Portfolio turnover rate ................ 5.64% 13.80% 20.47% 16.81% 18.87% 32.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.30 $12.74 $9.22 $8.69 $10.44 $9.97
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.09 0.10 0.07 0.11 0.13
Net realized and unrealized gains (losses) 0.74 (3.32) 3.73 0.69 (1.10) 0.84
Total from investment operations ........ 0.77 (3.23) 3.83 0.76 (0.99) 0.97
Less distributions from:
Net investment income .............. (0.10) (0.06) (0.12) (0.11) (0.11) (0.11)
Net realized gains ................. (0.20) (1.15) (0.19) (0.12) (0.65) (0.39)
Total distributions ................... (0.30) (1.21) (0.31) (0.23) (0.76) (0.50)
Net asset value, end of period .......... $8.77 $8.30 $12.74 $9.22 $8.69 $10.44
Total return
c
....................... 9.47% (27.49)% 42.37% 8.55% (8.57)% 9.65%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.96% 0.98% 1.00% 0.97% 0.95%
Expenses net of waiver and payments by
affiliates .......................... 0.94% 0.95% 0.97% 0.98% 0.96% 0.94%
e
Net investment income ............... 0.66% 0.88% 0.89% 0.84% 1.24% 1.11%
Supplemental data
Net assets, end of period (000’s) ........ $77,311 $73,802 $104,097 $78,551 $85,377 $101,384
Portfolio turnover rate ................ 5.64% 13.80% 20.47% 16.81% 18.87% 32.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.31 $12.76 $9.23 $8.71 $10.45 $9.97
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.08 0.09 0.06 0.10 0.09
Net realized and unrealized gains (losses) 0.74 (3.33) 3.74 0.68 (1.09) 0.85
Total from investment operations ........ 0.76 (3.25) 3.83 0.74 (0.99) 0.94
Less distributions from:
Net investment income .............. (0.08) (0.05) (0.11) (0.10) (0.10) (0.07)
Net realized gains ................. (0.20) (1.15) (0.19) (0.12) (0.65) (0.39)
Total distributions ................... (0.28) (1.20) (0.30) (0.22) (0.75) (0.46)
Net asset value, end of period .......... $8.79 $8.31 $12.76 $9.23 $8.71 $10.45
Total return
c
....................... 9.41% (27.59)% 42.27% 8.32% (8.60)% 9.50%
Ratios to average net assets
d
Expenses
e
........................ 1.07% 1.06% 1.06% 1.13% 1.08% 1.08%
f
Net investment income ............... 0.54% 0.76% 0.80% 0.68% 1.12% 0.97%
Supplemental data
Net assets, end of period (000’s) ........ $40,670 $40,999 $63,954 $47,466 $57,452 $81,450
Portfolio turnover rate ................ 5.64% 13.80% 20.47% 16.81% 18.87% 32.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year .
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited), February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 93.0%
Bahamas 1.8%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,478,293 $ 17,133,416
Belgium 1.8%
Barco NV ...................... Electronic Equipment, Instruments &
Components 607,543 17,291,507
Brazil 1.2%
Camil Alimentos SA ............... Food Products 5,051,600 7,745,427
M Dias Branco SA ................ Food Products 621,900 3,986,325
11,731,752
Canada 1.9%
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 209,400 3,936,177
Canadian Western Bank ........... Banks 447,444 9,109,226
b
North West Co., Inc. (The) .......... Food & Staples Retailing 171,000 4,433,681
17,479,084
China 0.9%
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 7,281,000 8,235,506
Finland 1.5%
Huhtamaki OYJ .................. Containers & Packaging 401,631 14,178,798
Germany 4.9%
b
Adesso SE ..................... IT Services 28,932 4,632,724
b
Gerresheimer AG ................ Life Sciences Tools & Services 173,332 15,219,925
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 368,495 12,782,473
a,c
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 162,183 2,956,608
Rational AG .................... Machinery 16,473 10,926,417
46,518,147
Hong Kong 1.7%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 11,390,946
VTech Holdings Ltd. .............. Communications Equipment 775,800 4,261,907
15,652,853
Hungary 0.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 402,078 8,427,758
India 0.5%
a
Exide Industries Ltd. .............. Auto Components 2,020,588 4,283,985
Indonesia 0.1%
d,e
Sakari Resources Ltd. ............. Oil, Gas & Consumable Fuels 1,342,000 581,847
Italy 6.1%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 223,994 18,869,975
c
Carel Industries SpA, 144A, Reg S ... Building Products 186,983 5,210,821
Interpump Group SpA ............. Machinery 340,439 18,688,100
c
Technogym SpA, 144A, Reg S ...... Leisure Products 1,634,415 14,520,193
57,289,089
Japan 9.1%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 788,900 19,976,273
b
Bunka Shutter Co. Ltd. ............ Building Products 760,000 6,227,801
Digital Garage, Inc. ............... IT Services 390,100 12,880,646
en Japan, Inc. ................... Professional Services 201,800 3,514,166
b
Idec Corp. ...................... Electrical Equipment 231,500 5,547,919
IDOM, Inc. ..................... Specialty Retail 1,432,500 8,909,787

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Meitec Corp. .................... Professional Services 382,700 $ 6,855,433
Systena Corp. ................... Software 813,500 1,912,691
TechnoPro Holdings, Inc. .......... Professional Services 332,700 8,442,577
Tsumura & Co. .................. Pharmaceuticals 644,700 12,260,418
86,527,711
Netherlands 1.8%
Flow Traders Ltd. ................ Capital Markets 222,759 5,404,943
SBM Offshore NV ................ Energy Equipment & Services 813,563 11,905,379
17,310,322
South Korea 1.5%
BNK Financial Group, Inc. .......... Banks 1,415,028 7,172,850
DGB Financial Group, Inc. .......... Banks 1,178,608 7,047,100
14,219,950
Sweden 2.4%
Billerud AB ..................... Containers & Packaging 378,880 4,371,684
c
Dometic Group AB, 144A .......... Auto Components 1,320,778 8,416,718
c
Thule Group AB, 144A, Reg S ....... Leisure Products 436,184 9,699,107
22,487,509
Switzerland 5.0%
Bucher Industries AG ............. Machinery 41,582 18,797,732
Logitech International SA .......... Technology Hardware, Storage & Peripherals 126,370 6,893,484
c
Medacta Group SA, 144A, Reg S .... Health Care Equipment & Supplies 64,080 6,948,971
Siegfried Holding AG .............. Life Sciences Tools & Services 21,358 14,941,560
47,581,747
Taiwan 5.4%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 798,000 4,782,556
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 4,314,432 12,852,433
Giant Manufacturing Co. Ltd. ........ Leisure Products 585,311 3,862,046
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 8,708,000 11,803,283
Merida Industry Co. Ltd. ........... Leisure Products 1,329,000 7,767,170
Nien Made Enterprise Co. Ltd. ...... Household Durables 534,000 5,638,662
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,416,000 4,809,487
51,515,637
United Kingdom 3.9%
Greggs plc ..................... Hotels, Restaurants & Leisure 345,817 11,292,647
Johnson Service Group plc ......... Commercial Services & Supplies 3,345,013 4,481,861
Man Group plc .................. Capital Markets 4,314,829 13,778,794
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 258,923 7,754,349
37,307,651
United States 40.6%
a
Acadia Healthcare Co., Inc. ......... Health Care Providers & Services 57,363 4,159,391
Alamo Group, Inc. ................ Machinery 105,844 19,304,887
a
Avanos Medical, Inc. .............. Health Care Equipment & Supplies 290,200 8,145,914
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 197,612 17,231,767
Crown Holdings, Inc. .............. Containers & Packaging 173,800 15,035,438
a,b
Deckers Outdoor Corp. ............ Textiles, Apparel & Luxury Goods 12,088 5,032,839
a,b
Freshpet, Inc. ................... Food Products 147,400 9,165,332
Hillenbrand, Inc. ................. Machinery 356,659 16,812,905

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Huntington Bancshares, Inc. ........ Banks 1,132,756 $ 17,353,822
a
ICON plc ....................... Life Sciences Tools & Services 46,872 10,575,729
a,b
Integer Holdings Corp. ............ Health Care Equipment & Supplies 199,400 14,951,012
Janus Henderson Group plc ........ Capital Markets 348,953 9,582,249
John Bean Technologies Corp. ...... Machinery 90,936 10,083,893
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 83,800 14,619,748
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 839,510 14,254,880
LCI Industries ................... Auto Components 85,380 9,631,718
Lear Corp. ..................... Auto Components 76,400 10,669,260
a,b
Leonardo DRS, Inc. .............. Aerospace & Defense 630,700 8,199,100
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 834,800 14,976,312
a
LivaNova plc .................... Health Care Equipment & Supplies 85,903 4,064,930
ManpowerGroup, Inc. ............. Professional Services 57,400 4,872,112
MGP Ingredients, Inc. ............. Beverages 137,900 13,988,576
a,b
Middleby Corp. (The) ............. Machinery 47,600 7,401,324
Miller Industries, Inc. .............. Machinery 203,700 5,664,897
a,b
NCR Corp. ..................... Software 533,000 13,607,490
Patrick Industries, Inc. ............. Auto Components 110,235 8,030,620
Sealed Air Corp. ................. Containers & Packaging 254,500 12,373,790
a
Skechers USA, Inc., A ............. Textiles, Apparel & Luxury Goods 100,265 4,462,795
a
Sonos, Inc. ..................... Household Durables 606,100 11,776,523
Spirit AeroSystems Holdings, Inc., A .. Aerospace & Defense 120,600 4,122,108
a
Texas Capital Bancshares, Inc. ...... Banks 184,270 12,204,202
TriMas Corp. .................... Containers & Packaging 590,803 17,718,182
TrustCo Bank Corp. .............. Thrifts & Mortgage Finance 461,894 17,302,549
Voya Financial, Inc. ............... Diversified Financial Services 147,684 11,000,981
b
Winnebago Industries, Inc. ......... Automobiles 86,227 5,480,588
383,857,863
Total Common Stocks (Cost $659,140,627) .....................................
879,612,132
a
Preferred Stocks 0.5%
Brazil 0.5%
a
Alpargatas SA ................... Textiles, Apparel & Luxury Goods 2,584,700 4,653,960
Total Preferred Stocks (Cost $11,167,766) ......................................
4,653,960
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 599,767
Total Warrants (Cost $–) ......................................................
599,767
Units
Limited Partnerships 1.7%
United States 1.7%
AllianceBernstein Holding LP ....... Capital Markets 422,465 16,408,541
Total Limited Partnerships (Cost $5,488,905) ...................................
16,408,541
Total Long Term Investments (Cost $675,797,298) ...............................
901,274,400

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 3.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 3.4%
United States 3.4%
f
FHLB, 3/01/23 .................. 32,500,000 $ 32,500,000
Total U.S. Government and Agency Securities (Cost $32,500,000) .................
32,500,000
a a a a a
Total Short Term Investments (Cost $32,500,000 ) ................................
32,500,000
a a a
Total Investments (Cost $708,297,298) 98.7% ...................................
$933,774,400
Other Assets, less Liabilities 1.3% .............................................
12,216,106
Net Assets 100.0% ...........................................................
$945,990,506
a a a
See Abbreviations on page 30 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2023. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $47,752,418, representing 5.0% of net assets.
d
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
e
See Note 9 regarding restricted securities.
f
The security was issued on a discount basis with no stated coupon rate.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Smaller
Companies
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $708,297,298
Value - Unaffiliated issuers (Includes securities loaned of $48,584,330) ................................. $933,774,400
Cash .................................................................................... 9,539,706
Receivables:
Investment securities sold ................................................................... 2,184,513
Capital shares sold ........................................................................ 116,881
Dividends ............................................................................... 2,723,852
European Union t ax reclaims (Note 1 d ) ......................................................... 652,448
Total assets .......................................................................... 948,991,800
Liabilities:
Payables:
Investment securities purchased .............................................................. 455
Capital shares redeemed ................................................................... 1,306,099
Management fees ......................................................................... 649,567
Distribution fees .......................................................................... 165,223
Transfer agent fees ........................................................................ 303,095
Reports to shareholders fees ................................................................ 194,496
Trustees' fees and expenses ................................................................. 2,266
Accrued expenses and other liabilities ........................................................... 380,093
Total liabilities ......................................................................... 3,001,294
Net assets, at value ................................................................. $945,990,506
Net assets consist of:
Paid-in capital ............................................................................. $755,895,206
Total distributable earnings (losses) ............................................................. 190,095,300
Net assets, at value ................................................................. $945,990,506

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Class A:
Net assets, at value ....................................................................... $822,266,790
Shares outstanding ........................................................................ 94,226,785
Net asset value per share
a
.................................................................. $8.73
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $9.24
Class C:
Net assets, at value ....................................................................... $5,742,766
Shares outstanding ........................................................................ 708,983
Net asset value and maximum offering price per share
a
............................................. $8.10
Class R6:
Net assets, at value ....................................................................... $77,311,107
Shares outstanding ........................................................................ 8,814,754
Net asset value and maximum offering price per share ............................................. $8.77
Advisor Class:
Net assets, at value ....................................................................... $40,669,843
Shares outstanding ........................................................................ 4,627,101
Net asset value and maximum offering price per share ............................................. $8.79
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Operations
for the six months ended February 28, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Smaller
Companies
Fund
Investment income:
Dividends: (net of foreign taxes of $617,010)
Unaffiliated issuers ........................................................................ $6,672,111
Interest:
Unaffiliated issuers ........................................................................ 569,979
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 45,626
Non-controlled affiliates (Note 3 f ) ............................................................. 12,165
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 d ) .......................... (86,759)
Total investment income ................................................................... 7,213,122
Expenses:
Management fees (Note 3 a ) ................................................................... 3,951,580
Distribution fees: (Note 3c )
    Class A ................................................................................ 975,178
    Class C ................................................................................ 28,559
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 612,831
    Class C ................................................................................ 4,488
    Class R6 ............................................................................... 13,996
    Advisor Class ............................................................................ 30,464
Custodian fees ............................................................................. 28,357
Reports to shareholders fees .................................................................. 29,742
Registration and filing fees .................................................................... 50,618
Professional fees ........................................................................... 42,118
Trustees' fees and expenses .................................................................. 50,058
Other .................................................................................... (57,781)
Total expenses ......................................................................... 5,760,208
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (4,033)
Net expenses ......................................................................... 5,756,175
Net investment income ................................................................ 1,456,947
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (33,749,032)
Foreign currency transactions ................................................................ (91,635)
Net realized gain (loss) .................................................................. (33,840,667)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 112,621,607
Translation of other assets and liabilities denominated in foreign currencies .............................. 53,170
Net change in unrealized appreciation (depreciation) ............................................ 112,674,777
Net realized and unrealized gain (loss) ............................................................ 78,834,110
Net increase (decrease) in net assets resulting from operations .......................................... $80,291,057

Templeton Global Smaller Companies Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Global Smaller Companies Fund
Six Months Ended
February 28, 2023
(unaudited)
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,456,947 $6,355,469
Net realized gain (loss) ................................................. (33,840,667) 37,171,757
Net change in unrealized appreciation (depreciation) ........................... 112,674,777 (411,881,459)
Net increase (decrease) in net assets resulting from operations ................ 80,291,057 (368,354,233)
Distributions to shareholders:
Class A ............................................................. (24,014,783) (109,936,819)
Class C ............................................................. (146,098) (1,038,272)
Class R6 ............................................................ (2,578,482) (9,983,983)
Advisor Class ........................................................ (1,292,389) (5,790,108)
Total distributions to shareholders .......................................... (28,031,752) (126,749,182)
Capital share transactions: (Note 2 )
Class A ............................................................. (23,154,262) 26,965,139
Class C ............................................................. (700,855) (1,352,423)
Class R6 ............................................................ (678,432) 8,004,634
Advisor Class ........................................................ (2,341,617) (792,886)
Total capital share transactions ............................................ (26,875,166) 32,824,464
Net increase (decrease) in net assets ................................... 25,384,139 (462,278,951)
Net assets:
Beginning of period ..................................................... 920,606,367 1,382,885,318
End of period .......................................................... $945,990,506 $920,606,367

Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Global Smaller Companies Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services - Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund's
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund's administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can

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occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at February 28,
2023, the Fund held $50,234,020 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund’s shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

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f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities, at the date of the financial statements and the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
February 28, 2023
Year Ended
August 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,920,071 $15,937,460 4,785,160 $49,830,182
Shares issued in reinvestment of distributions .......... 2,815,563 23,045,074 9,930,700 105,563,343
Shares redeemed ............................... (7,545,936) (62,136,796) (12,700,284) (128,428,386)
Net increase (decrease) .......................... (2,810,302) $(23,154,262) 2,015,576 $26,965,139
Class C Shares:
Shares sold ................................... 43,971 $337,924 92,217 $950,507
Shares issued in reinvestment of distributions .......... 19,221 145,887 104,131 1,030,896
Shares redeemed
a
.............................. (154,972) (1,184,666) (350,576) (3,333,826)
Net increase (decrease) .......................... (91,780) $(700,855) (154,228) $(1,352,423)
Class R6 Shares:
Shares sold ................................... 688,443 $5,679,717 1,918,742 $20,034,439
Shares issued in reinvestment of distributions .......... 237,526 1,955,313 698,035 7,455,014
Shares redeemed ............................... (998,470) (8,313,462) (1,899,728) (19,484,819)
Net increase (decrease) .......................... (72,501) $(678,432) 717,049 $8,004,634
Advisor Class Shares:
Shares sold ................................... 275,465 $2,316,569 670,605 $6,954,214
Shares issued in reinvestment of distributions .......... 152,200 1,254,838 517,319 5,540,487
Shares redeemed ............................... (731,878) (5,913,024) (1,269,618) (13,287,587)
Net increase (decrease) .......................... (304,213) $(2,341,617) (81,694) $(792,886)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Smaller Companies Fund
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2023, the annualized gross effective investment management fee rate was 0.880% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to the Fund. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.885% Over $200 million, up to and including $700 million
0.850% Over $700 million, up to and including $1 billion
0.830% Over $1 billion, up to and including $1.2 billion
0.805% Over $1.2 billion, up to and including $5 billion
0.785% Over $5 billion, up to and including $10 billion
0.765% Over $10 billion, up to and including $15 billion
0.745% Over $15 billion, up to and including $20 billion
0.725% In excess of $20 billion

Templeton Global Smaller Companies Fund
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The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2023, the Fund paid transfer agent fees of $661,779 , of which $183,883 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2023, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $10,290
CDSC retained .............................................................................. $1,360
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $27,614 $11,446,777 $(11,474,391) $— $— $— — $12,165
Total Affiliated Securities ... $27,614 $11,446,777 $(11,474,391) $— $— $— $12,165
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 202 3 .
4. Income Taxes
At February 28, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, pass-through entity income, corporate actions and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2023, aggregated
$48,777,955 and $112,278,353, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $711,873,331
Unrealized appreciation ........................................................................ $289,245,901
Unrealized depreciation ........................................................................ (67,344,832)
Net unrealized appreciation (depreciation) .......................................................... $221,901,069
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements (unaudited)

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9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At February 28, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2023, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Smaller Companies Fund
1,342,000 Sakari Resources Ltd ......................... 1/18/12 – 2/23/12 $ 2,478,736 $ 581,847
Total Restricted Securities (Value is 0.1% of Net Assets) .............. $2,478,736 $581,847

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
12. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................. $ 17,133,416 $ — $ — $ 17,133,416
Belgium .............................. — 17,291,507 — 17,291,507
Brazil ................................ 11,731,752 — — 11,731,752
Canada .............................. 17,479,084 — — 17,479,084
China ............................... — 8,235,506 — 8,235,506
Finland .............................. — 14,178,798 — 14,178,798
Germany ............................. — 46,518,147 — 46,518,147
Hong Kong ........................... — 15,652,853 — 15,652,853
Hungary ............................. — 8,427,758 — 8,427,758
India ................................ — 4,283,985 — 4,283,985
Indonesia ............................ — — 581,847 581,847
Italy ................................. — 57,289,089 — 57,289,089
Japan ............................... — 86,527,711 — 86,527,711
Netherlands ........................... 5,404,943 11,905,379 — 17,310,322
South Korea .......................... — 14,219,950 — 14,219,950
Sweden .............................. — 22,487,509 — 22,487,509
Switzerland ........................... 6,893,484 40,688,263 — 47,581,747
Taiwan ............................... — 51,515,637 — 51,515,637
United Kingdom ........................ 12,236,210 25,071,441 — 37,307,651
United States .......................... 383,857,863 — — 383,857,863
Preferred Stocks ........................ 4,653,960 — — 4,653,960
Warrants .............................. 599,767 — — 599,767
Limited Partnerships ...................... 16,408,541 — — 16,408,541
Short Term Investments ................... — 32,500,000 — 32,500,000
Total Investments in Securities ........... $476,399,020 $456,793,533
a
$581,847 $933,774,400
a
Includes foreign securities valued at $424,293,533, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Abbreviations
Selected Portfolio
FHLB
Federal Home Loan Banks

Templeton Global Smaller Companies Fund
Shareholder Information

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Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

103 S 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Global Smaller Companies Fund
Investment Manager Distributor Shareholder Services
Templeton Investment Counsel, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee
of Listed Registrants.
                    N/A

Item 6. Schedule of Investments.
                                 N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                 N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                                N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls:
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                  N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date
April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date
April 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date
April 26, 2023